15. Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Current tax before tax loss carry forwards (set-off)	13,330,732	1,957,167	55,598	$ 2,139,730
Tax loss carry forwards (set-off)	59,638	162,457	(55,598)	9,573
Current income taxes	13,390,370	2,119,624		2,149,303
Deferred income taxes	(8,892,940)	(2,691,481)	(1,770,001)	(1,427,416)
Total income tax expenses (benefit)	4,497,430	(571,857)	(1,770,001)	$ 721,887